INCOME TAXES - Schedule of Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 2,182
State net operating loss carryforwards	39,978
General business credit carryforward	1,140,129	$ 864,319
Deferred tax timing differences	1,625,588
Total	2,807,877
Valuation allowance	84,445	$ 81,553
Operating loss carryforwards | Federal
Operating Loss Carryforwards [Line Items]
Valuation allowance	0
Operating loss carryforwards | State
Operating Loss Carryforwards [Line Items]
Valuation allowance	4,670
General business credit carryforward
Operating Loss Carryforwards [Line Items]
Valuation allowance	79,775
Deferred tax timing differences
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 0